Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	3,488,372
Proposed Maximum Offering Price per Unit	33.98
Maximum Aggregate Offering Price	$ 118,534,880.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,369.67
Offering Note	1a. Consists of 3,488,372 shares of common stock of Centuri Holdings, Inc. (the "Company") that may be sold by the selling securityholders named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include an indeterminate number of shares of common stock that may be issued in connection with stock splits, stock dividends, recapitalizations or similar events. 1b. Estimated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low reported prices of the Company's common stock on May 11, 2026 (a date within five business days prior to the filing of this registration statement), as quoted on The New York Stock Exchange.